Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Property and Equipment
The table below presents the balances of major classes of assets and accumulated depreciation.

		As of
(in millions)	Estimated Useful Lives	September 30, 2014	December 31, 2013
Land		$88.4	$88.6
Building and improvements	20 to 40 years	47.5	45.0
Advertising structures	5 to 20 years	1,662.4	1,662.3
Furniture, equipment and other	3 to 10 years	76.1	77.2
Construction in progress		15.7	18.9
		1,890.1	1,892.0
Less: accumulated depreciation		1,185.7	1,136.6
Property and equipment, net		$704.4	$755.4

Depreciation is computed using the straight-line method over the estimated useful lives as follows:

Buildings and improvements	20 to 40 years
Advertising structures	5 to 20 years
Furniture, equipment and other	3 to 10 years
The table below presents the balances of major classes of assets and accumulated depreciation.

At December 31,	2013	2012
Land	$88.6	$87.8
Buildings and improvements	45.0	45.7
Advertising structures	1,662.3	1,655.9
Furniture, equipment and other	77.2	76.3
Construction in progress	18.9	13.5
	1,892.0	1,879.2
Less accumulated depreciation	1,136.6	1,071.3
Property and equipment, net	$755.4	$807.9